MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.3 - Schedule 2

Rating Agency Exceptions Report: 11/7/2025
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXXX	9604225	CA	Purchase	Owner Occupied	Single Family Detached	44.07		747	95.00%	XXXXXXXXX	173794	Credit	Asset Verification	There were insufficient assets to meet the reserve requirement. According to the underwriting guidelines, XXXX months of reserves are required for loan amounts <= $XXXX. In this instance, there were only XXXX months of reserves after closing.	10/14/2020: XXXX provided an exception allowing the insufficient reserves.	Credit Score - 747 Fico is 27 points greater than the minimum required Fico of 720., Years On Job - Borrower has been with the same employer for over XXXX years.	Client Accepted	C	C	C	C	B	B	B	B	2
XXXXXXXXX	9604225	CA	Purchase	Owner Occupied	Single Family Detached	44.07		747	95.00%	XXXXXXXXX	173802	Property	Appraisal	According to the underwriting guidelines, an appraisal desk review product must be ordered on each loan from a vendor listed on the Approved Appraisal Desk Review Vendor: CDA report from XXXX, ARR from XXXX, or ARA from XXXX. In this case, the appraisal review product is missing from the loan file. Additionally, the SSR in file reflects a score of XXXX, an indication of increased risk.	10/12/2020: CDA ordered. Pending receipt date is XXXX. 10/6/2020: Additional desk review product from an approved AMC provided supporting the original appraised value provided to cure.		Cleared Exception	C	C	C	C	B	B	B	B	1
XXXXXXXXX	9604225	CA	Purchase	Owner Occupied	Single Family Detached	44.07		747	95.00%	XXXXXXXXX	173803	Credit	AUS/Loan Approval	According to the underwriting guidelines, an AUS Findings with a "Refer" or "Approve/Ineligible" response is required on all standard full income documentation loans. In this case, the AUS finding is "Approve/Eligible".	10/15/2020: Seller provided document to clear condition.		Cleared Exception	C	C	C	C	B	B	B	B	1
XXXXXXXXX	9604225	CA	Purchase	Owner Occupied	Single Family Detached	44.07		747	95.00%	XXXXXXXXX	173804	Credit	Total Debt Ratio - Income	According to the underwriting guidelines, the maximum allowed DTI for the applicable loan program is 43%. In this case, the borrower was qualified with a DTI of 44.07%. Additionally, the borrower's income is questionable as the loan application and written VOE indicates that the borrower is employed as a XXXX with their employer for the past XXXX years and currently earning $XXXX per month. However, the income documentation indicated the borrower earned $XXXX in XXXX and $XXXX in XXXX with no explanation given for the significant increase. Based on the guidelines, stable or increasing income should be average which if averaged would equal to $XXXX in monthly income. The borrower’s previous earnings do not support the new, significantly higher income reported by the lender and no explanation is given by the borrower or employer for the salary increase.	XXXX aware of the income and is ok with EV2. Paystubs in file support the income and net pay is visible with deposits in the borrower's checking account.	Credit Score - 747 Fico is 27 points greater than the minimum required Fico of 720., Years On Job - Borrower has been with the same employer for over XXXX years.	Client Accepted	C	C	C	C	B	B	B	B	2
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